Earnings per share (Tables)	12 Months Ended
Mar. 31, 2022
Earnings per share [abstract]
Summary of Earnings per Share

(EUR thousand)		For the financial year ended March 31
Earnings per share	Note	2022	2021	2020
(Loss) / Profit from continuing operations attributable to the owners of the parent		(95,235)	(432,972)	(3,532)
(Loss) / Profit from continuing operations attributable to the owners of the parent attributable to ordinary shares		(86,692)	(398,565)	(3,532)
(Loss) / Profit from continuing operations attributable to the owners of the parent attributable to preference shares		(8,543)	(34,407)	—
Weighted average number of basic ordinary shares outstanding (thousand)		179,455	169,391	168,480
Weighted average number of basic preference shares outstanding (thousand)		17,684	20,656	—
Basic earnings per ordinary share		(0.48)	(2.35)	(0.02)
Basic earnings per preference share		(0.48)	(1.67)	—
(Loss) / Profit from continuing operations attributable to the owners of the parent		(95,235)	(432,972)	(3,532)
(Loss) / Profit from continuing operations attributable to the owners of the parent attributable to ordinary shares		(86,692)	(398,565)	(3,532)
(Loss) / Profit from continuing operations attributable to the owners of the parent attributable to preference shares		(8,543)	(34,407)	—
Weighted average number of diluted ordinary shares outstanding (thousand)		179,455	169,391	168,480
Weighted average number of diluted number of preference shares outstanding (thousand)		17,684	20,656	—
Diluted earnings per ordinary share		(0.48)	(2.35)	(0.02)
Diluted earnings per preference share		(0.48)	(1.67)	—